Business Acquisitions - Additional Information (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill and Intangible assets expected to be deductible for tax purposes	$ 35.8
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Provision for claims outstanding	$ 6.1